Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events
Subsequent Events

8.     Subsequent Events

Consistent with the Company’s variable dividend policy, the Board of Directors declared a cash dividend on July 29, 2026, of $0.79 per common share for the quarter ended June 30, 2026. The dividend will be paid on September 15, 2026, to all shareholders of record on August 28, 2026.